Share capital, warrants and other capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended
	Feb. 22, 2021	Feb. 19, 2021	Feb. 21, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares				21,000		21,000
Transaction costs					$ 11	$ 3,221	$ 611
Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Transaction costs				666
Share capital				$ 532
Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares			3,478,261
Share price			$ 1.29
Proceeds from issuing common shares			$ 4,500
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares			243,478
Proceeds from issuing common shares			$ 2,325
Warrants exercise price			$ 1.62
Transaction costs			$ 600
Warrants [Member] | Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares			2,608,696
Proceeds from issuing common shares			$ 3,900
Warrants exercise price			$ 1.20
Warrant liability			$ 310
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares	215,352
Proceeds from issuing common shares	$ 4,461
Placement agent fees and other offering expenses	$ 384
Option to purchase common stock	3,076,461
Warrants exercise price	$ 1.8125
Warrants expiry date	Feb. 17, 2026
Warrant liability	$ 1,897
Share Capital [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares			2,175
Transaction costs			$ 600
Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares		20,509,746
Share price		$ 1.45
Proceeds from issuing common shares		$ 29,739
Placement agent fees and other offering expenses		$ 2,837
Placement agent warrants		1,435,682
Public Offering [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares		$ 26,902
Warrants exercise price		$ 1.8125
Public Offering [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Option to purchase common stock		3,076,461
Underwriter Offering [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares	4,077
Underwriter Offering [Member] | Share Capital [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares	34,200
Transaction costs	$ 3,221